Equity - Employee option and share plan transactions (Detail) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity - Text Details (Detail) [Line Items]
Purchase of treasury shares	€ 621	€ 514	€ 318
Treasury shares for share-based payments [Member]
Equity - Text Details (Detail) [Line Items]
Shares acquired	5,497,675	8,226,101	15,222,662
Average market price	€ 34.25	€ 32.59	€ 31.81
Purchase of treasury shares	€ 188	€ 268	€ 484
Shares delivered	8,100,660	10,453,020	12,332,592
Average price (FIFO)	€ 32.87	€ 32.66	€ 27.07
Cost of delivered shares	€ 266	€ 341	€ 334
Total Shares In Treasury At Year End	5,268,467	7,871,452	10,098,371
Cost of treasury shares for employee options	€ 180	€ 258	€ 331